Shareholder's equity - Ordinary shares (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions			12 Months Ended
	Jan. 21, 2021 EUR (€) shares	Jan. 21, 2021 USD ($) $ / shares shares	Jun. 30, 2021 EUR (€) shares	Jan. 12, 2021 € / shares	Jun. 30, 2020 EUR (€) shares	Aug. 31, 2019 EUR (€) € / shares shares	Jun. 30, 2019 EUR (€) shares	Jun. 30, 2019 $ / shares	Jun. 30, 2018 EUR (€) shares	Jun. 30, 2018 $ / shares
Disclosure of classes of share capital [line items]
Subscribed capital | €			€ 1		€ 1	€ 1	€ 72		€ 72
Number of shares outstanding						1,000	8,000		8,000
Par value per share | (per share)				€ 0.000015		€ 1.00		$ 1		$ 1
Share split ratio				70,190,687
Proceeds net of underwriting discounts and related expenses | €			€ 283,224
Number of ordinary shares			84,491,814		70,190,687
Transaction costs that have been directly deducted from capital reserve | €			€ 4,550
Basic shares
Disclosure of classes of share capital [line items]
Number of ordinary shares			70,190,687		70,190,687
IPO shares
Disclosure of classes of share capital [line items]
Number of ordinary shares			14,233,823
Restoration Award (Phantom Shares)
Disclosure of classes of share capital [line items]
Number of ordinary shares			51,920
Supervisory Board Award (Restricted Shares)
Disclosure of classes of share capital [line items]
Number of ordinary shares			15,384
Initial public offering
Disclosure of classes of share capital [line items]
Number of ADSs offered in initial public offering	17,994,117	17,994,117
Public offering price | $ / shares		$ 26.00
Total transaction costs incurred | €	€ 16,740
Transaction costs expensed | €	12,190
Transaction costs that have been directly deducted from capital reserve | €	€ 4,550
Over allotment
Disclosure of classes of share capital [line items]
Number of ADSs sold through underwriter's exercise of options	2,347,058	2,347,058
Shares issued by entity | Initial public offering
Disclosure of classes of share capital [line items]
Number of ADS issued during period	14,233,823	14,233,823
Proceeds net of underwriting discounts and related expenses | $		$ 344.2
Shares issued by entity | Over allotment
Disclosure of classes of share capital [line items]
Number of ADSs sold by the company	586,764	586,764
Shares sold by sole shareholder | Initial public offering
Disclosure of classes of share capital [line items]
Number of ADSs sold by prior shareholder	3,760,294	3,760,294
Shares sold by sole shareholder | Over allotment
Disclosure of classes of share capital [line items]
Number of ADSs sold by shareholder in pursuance of IPO terms	1,760,294	1,760,294